SUPPLEMENT TO THE FIDELITY ADVISOR FUNDS
CLASS A, CLASS T, AND CLASS B FEBRUARY 28,1997 PROSPECTUS
The following information replaces similar information found on the cover page.
High Yield and Strategic Income may each invest without limitation in lower-quality debt securities, sometimes called "junk bonds." Investors should consider that these securities carry greater risks, such as the risk of default, than other debt securities. Refer to "Investment Principles and Risks" on page 40 for further information.
The following information replaces similar information found in "Who May Want to Invest" on page 3.
High Income Municipal, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income are designed for investors in higher tax brackets who seek high current income that is free from federal income tax. Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income also invest consistent with consideration of capital preservation. High Income Municipal may invest in lower-quality municipal securities which invoke greater risks than the investment-grade securities.
   The following information replaces similar information regarding Growth Opportunities found in "Expenses," on page 5.

EQUITY FUNDS

                       Operating Expenses                        Class    Class T   Class B
                                                                 A

GROWTH OPPORTUNITIES   Management fee                            0.61%    0.61%     0.61%

                       12b-1 fee (including 0.25% Shareholder    0.25%    0.50%     1.00%
                       Service Fee for Class B shares)

                       Other expenses                            0.28%[   0.23%     0.32%
                                                                 A]                 [A]

                       Total operating expenses                  1.14%    1.34%     1.93%


   [A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
The following information replaces similar information found in "Expenses," on page 7.
A portion of the brokerage commissions that certain of the funds pay is used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances is used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the preceding tables for the applicable class would have been:

                                      Class    Class
                                      T        B

Mid Cap                                1.60%    2.37%

Equity Growth                          1.34%    1.95%

Strategic Opportunities               1.27%    1.79%

                                      Class    Class
                                      T        B

Large Cap                              2.00%    2.50%

Equity Income                          1.26%    1.79%

Balanced                               1.20%    1.90%

High Yield                             1.11%    1.79%

Strategic Income                       1.22%    1.87%

Government Investment                  0.99%    1.67%

Intermediate Bond                      0.96%    1.66%

Short-Intermediate Municipal Income    0.89%    *

California Municipal Income            0.87%   1.62%

New York Municipal Income              0.97%   1.62%

   * FUND DOES NOT OFFER CLASS B SHARES
The following information replaces similar information regarding Growth Opportunities found in "Expenses," on page 8.
    EXPENSE TABLE EXAMPLE:    You would pay the following expenses,
including the maximum front-end sales charge or CDSC, as applicable, on a $1,000 investment, assuming a 5% annual return and either (1) full redemption or (2) no redemption, at the end of each time period:
EQUITY FUNDS

            Examples


                                        Full Redemption                       No
                                                                              Redempt
                                                                              ion

                                        Clas              Class T   Class B   Class B
                                        s A

GROWTH OPPORTUNITIES    After 1 year    $64               $48       $70[A]    $20

                        After 3 years   $87               $76       $91[A]    $61

                        After 5 years   $112              $106      $124[     $104
                                                                    A]

                        After 10        $18               $191      $19       $195
                        years[B]        4                           5


   [A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER SEVEN
YEARS.
The following information replaces similar information found in "Expenses," on page 11.
If these agreements were not in effect, other expenses and total operating expenses, as a percentage of average net assets, would have been the following amounts:

                                 Other Expenses                           Total Operating Expenses

                                 Class            Class       Class       Class                      Class       Class B
                                 A[A]             T           B           A[A]                       T

Large Cap                         0.96             1.34%       2.35%       1.81%                      2.44%       3.95%
                                 %

Strategic Income                  0.65%            (dagger)    (dagger)    1.39%                      (dagger)    (dagger)

Mortgage                          2.25%            0.53%       1.08%       2.85%                      1.23%       2.43%
Securities[A]

Government                        0.72             (dagger)    0.43%       1.32%                      (dagger)    1.78%
Investment                       %

Intermediate Bond                 0.48             (dagger)    0.44%       1.08%                      (dagger)    1.79%
                                 %

Short Fixed-Income                0.50             (dagger)    *           1.10%                      (dagger)    *
                                 %

High Income                       0.48             (dagger)    (dagger)    1.03%                      (dagger)    (dagger)
Municipal                        %

Municipal Bond[A]                 2.80%            0.37%       0.52%       3.35%                      1.02%       1.82%

Intermediate                      1.00%            0.39%       0.56%       1.55%                      1.04%       1.86%
Municipal Income

Short-Intermediate                1.29%            0.60%       *           1.84%                      1.15%       *
Municipal Income

California Municipal Income[A]    2.01%            0.38%       0.95%       2.50%[B]                   1.03%       2.25%

New York Municipal Income         1.95%            1.97%       2.42%       2.50%                      2.62%       3.72%


   * FUND DOES NOT OFFER CLASS B SHARES.
[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
[B] LIMITED IN ACCORDANCE WITH A STATE LIMITATION. WITHOUT THIS LIMITATION, TOTAL OPERATING EXPENSES WOULD BE 2.56% FOR CALIFORNIA MUNICIPAL INCOME, CLASS A.
(dagger) TOTAL OPERATING EXPENSES WERE LESS THAN THE VOLUNTARY EXPENSE CAPS IN EFFECT DURING THE FISCAL YEAR ENDED 1996.
The following information replaces similar information found in footnote F of the "Performance" section on page 36.
[F] CLASS A OF MUNICIPAL BOND IS EXPECTED TO COMMENCE OPERATIONS ON OR ABOUT FEBRUARY 28, 1997. RETURNS BETWEEN JULY 1, 1996 AND FEBRUARY 28, 1997 ARE THOSE OF CLASS T AND REFLECT CLASS T'S 0.25% 12B-1 FEE. RETURNS PRIOR TO THAT DATE ARE THOSE OF INITIAL CLASS, THE ORIGINAL CLASS OF THE FUND WHICH DOES NOT BEAR A 12B-1 FEE. CLASS A'S RETURNS WOULD HAVE BEEN LOWER IF ITS 12B-1 FEE WAS REFLECTED IN RETURNS PRIOR TO JULY 1, 1996.
 INITIAL OFFERING OF CLASS B SHARES OF EQUITY GROWTH TOOK PLACE ON DECEMBER 31, 1996. CLASS B SHARES BEAR A 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE), WHICH IS NOT REFLECTED IN PRIOR RETURN DATES. RETURNS BETWEEN SEPTEMBER 10, 1992 AND DECEMBER 31, 1996 ARE THOSE OF CLASS T AND REFLECT CLASS T'S APPLICABLE 12B-1 FEE (0.65% PRIOR TO JANUARY 1, 1996). RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS, THE ORIGINAL CLASS OF THE FUND, WHICH DOES NOT BEAR A 12B-1 FEE. CLASS B RETURNS WOULD HAVE BEEN LOWER IF ITS 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) HAD BEEN REFLECTED IN PRIOR DATE RETURNS.
 INITIAL OFFERING OF CLASS B SHARES OF BALANCED TOOK PLACE ON DECEMBER 31, 1996. CLASS B SHARES BEAR A 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING
FEE), WHICH IS NOT REFLECTED IN PRIOR RETURN DATES. RETURNS BETWEEN JANUARY 6, 1987 AND DECEMBER 31, 1996 ARE THOSE OF CLASS T AND REFLECT CLASS T'S APPLICABLE 12B-1 FEE (0.65% PRIOR TO JANUARY 1, 1996). CLASS B RETURNS WOULD HAVE BEEN LOWER IF ITS 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING
FEE) HAD BEEN REFLECTED IN PRIOR DATE RETURNS.
Effective April 15, 1997, the following information replaces similar information under the heading "FMR and Its Affiliates" in the "Charter" section beginning on page 38.
George Fischer is manager of Advisor Municipal Bond and Advisor High Income Municipal, which he has managed since October 1995 and April 1997, respectively. He also manages several other Fidelity funds. Since joining Fidelity in 1989, Mr. Fischer has worked as an analyst and manager.
The following information supplements similar information found in "FMR and Its Affiliates" on page 40.
As of January 31, 1997, approximately 29% of New York Municipal Income's total outstanding shares were held by FMR Corp.
Effective March 17, 1997, the following information replaces similar information found in "Investment Principles and Risks" on page 43.
HIGH INCOME MUNICIPAL FUND seeks high current income that is free from federal income tax by investing primarily in investment-grade municipal securities. The fund may also invest up to 35% of its assets in below investment-grade securities. FMR normally invests so that at least 80% of the fund's assets are invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 16.4 years.
Effective March 17, 1997, the following information replaces similar information found under the heading "Securities and Investment Practices" in the "Investment Principles and Risks" section on page 46.
High Income Municipal currently intends to limit its investments in below investment-grade securities to less than 35% of its assets and does not currently intend to invest more than 10% of its total assets in bonds that are in default. A security is considered to be investment-grade quality if it is rated investment-grade by Moody's Investor Service, Standard and Poor's, Duff & Phelps Credit Rating Co., or Fitch Investors Service L.P., or is unrated but judged by FMR to be of equivalent quality.